Fair Value of Financial Assets and Liabilities - Fair Value Measured of Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	$ 251,366.0	$ 246,983.0
Liabilities	169,864.0	169,433.0
Fair value measurement [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	1,934.0	784.3
Liabilities	(98.0)	(18.0)
Fair value measurement [Member] | Commodity derivatives [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	(98.0)
Fair value measurement [Member] | Marketable securities [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	1,829.0
Fair value measurement [Member] | Foreign currency derivatives [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	105.0
Fair value measurement [Member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	1,829.0	784.0
Liabilities	(98.0)	(8.0)
Fair value measurement [Member] | Level 1 [member] | Commodity derivatives [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Liabilities	(98.0)
Fair value measurement [Member] | Level 1 [member] | Marketable securities [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	1,829.0
Fair value measurement [Member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	105.0	0.3
Liabilities		$ (10.0)
Fair value measurement [Member] | Level 2 [member] | Foreign currency derivatives [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	$ 105.0